Lease liabilities - Disclosure Of Maturity Analysis Of Undiscounted Lease Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Undiscounted Lease Payments [Line Items]
Undiscounted operating lease payments due	€ 43,992	€ 42,391
within 1 year [member]
Disclosure Of Maturity Analysis Of Undiscounted Lease Payments [Line Items]
Undiscounted operating lease payments due	11,517	10,909
1-2 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Lease Payments [Line Items]
Undiscounted operating lease payments due	9,037	9,884
2-3 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Lease Payments [Line Items]
Undiscounted operating lease payments due	7,000	7,360
3-4 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Lease Payments [Line Items]
Undiscounted operating lease payments due	5,712	4,780
4-5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Lease Payments [Line Items]
Undiscounted operating lease payments due	4,144	3,925
>5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Lease Payments [Line Items]
Undiscounted operating lease payments due	€ 6,582	€ 5,533